INCOME TAXES - Schedule of Deferred Assets / (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets
Offset by deferred income tax liabilities	$ (58,395)	$ (23,316)
Net deferred tax asset	14,459	3,682
Deferred income tax liabilities
Deferred tax liabilities	(8,020)	(19,853)
Deferred income tax liabilities used to offset deferred tax asset	58,395	23,316
Net deferred income tax assets / (liabilities)	(8,020)	(19,853)	$ 0
Unused losses
Deferred income tax assets
Deferred tax assets	26,054	8,117
Financing costs
Deferred income tax assets
Deferred tax assets	422	562
Asset retirement obligation
Deferred income tax assets
Deferred tax assets	17,269	14,188
Other
Deferred income tax assets
Deferred tax assets	29,109	4,131
Deferred income tax liabilities
Deferred tax liabilities	(21,873)	(3,327)
Inventory
Deferred income tax liabilities
Deferred tax liabilities	(983)	(350)
Capital assets
Deferred income tax liabilities
Deferred tax liabilities	(43,559)	(39,492)
Gross
Deferred income tax assets
Deferred tax assets	72,854	26,998
Deferred income tax liabilities
Deferred tax liabilities	$ (66,415)	$ (43,169)